4a. ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
4. ACCRUED EXPENSES

The following table represents the major components of accrued expenses at December 31, 2013 and 2012:

	2013	2012
Professional fees	$331,494	$95,567
Stock subscription	270,000	-
Interest	63,447	44,090
Other current liabilities	56,024	7,117
Total	$720,965	$146,774